Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows (in thousands):

	December 31,
	2015	2014
Common stock purchase warrants	9,078	2,419
Convertible notes	6,500	2,451
Restricted stock not yet vested and released	5,618	673
Options outstanding	3,714	3,393
Convertible notes interest	2,316	657
VDI earn-out liability	—	1,051